INCOME TAX (Details)	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
INCOME TAX
Outside China areas	$ (1,437,190)	¥ (10,160,525)	¥ (28,447,953)
China	(1,369,184)	(9,679,757)	3,064,024
Loss before income tax	$ (2,806,374)	¥ (19,840,282)	¥ (25,383,929)	¥ (45,359,004)